Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 94,008	$ 72,360
Accounts receivable	897	83
Prepaid expenses	509	269
TOTAL CURRENT ASSETS	95,414	72,712
INVESTMENTS	11,951	1,408
INVESTMENT IN JUANICIPIO	202,570	136,643
EXPLORATION AND EVALUATION ASSETS	12,472	7,266
PROPERTY AND EQUIPMENT	675	781
TOTAL ASSETS	323,082	218,810
LIABILITIES
Trade and other payables	808	780
Current portion of lease obligation	93	74
TOTAL CURRENT LIABILITIES	901	854
NON-CURRENT
Lease obligation	383	467
Deferred income taxes	4,721	1,982
Provision for reclamation	409	260
TOTAL LIABILITIES	6,414	3,563
EQUITY
Share capital	496,604	399,995
Equity reserve	16,906	17,777
Accumulated other comprehensive income (loss)	10,628	(1,015)
Deficit	(207,470)	(201,510)
TOTAL EQUITY	316,668	215,247
TOTAL LIABILITIES AND EQUITY	323,082	218,810
COMMITMENTS AND CONTINGENCIES